BORROWINGS - Schedule of Movements of Borrowings (Details) - Long-term borrowings $ in Thousands	12 Months Ended
Dec. 31, 2022 ARS ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 4,891,540
New borrowings and financing	51,706,217
Accrued interest	5,702,305
Loss from securities transactions	17,635,860
Gain on net monetary position	(11,323,441)
Effects of foreign exchange rate variation	4,759,500
Interest payments	(4,755,928)
Principal payments	(47,845,690)
Ending balance	$ 20,770,363